PROVISIONS (Details 1) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Balances as of January 1	$ 100,048	$ 75,924
Application of provisions	(23,815)	(87,443)
Established provision	109,542	80,007
Provision released	(63,260)	(26,862)
Integration Itau Corpbanca		58,510
Other changes	(4,626)	(88)
Balances as of December 31	117,889	100,048
Employee Benefits And Staff Salaries [Member]
Disclosure of defined benefit plans [line items]
Balances as of January 1	89,295
Application of provisions	(23,815)	(35,258)
Established provision	91,722	70,026
Provision released	(62,231)	(26,862)
Integration Itau Corpbanca		57,491
Other changes	(4,412)	201
Balances as of December 31	90,559	89,295
Mandatory Dividends [Member]
Disclosure of defined benefit plans [line items]
Balances as of January 1	1,029	52,168
Application of provisions		(52,168)
Established provision	17,234	1,029
Provision released	(1,029)
Integration Itau Corpbanca
Other changes
Balances as of December 31	17,234	1,029
Contingencies [Member]
Disclosure of defined benefit plans [line items]
Balances as of January 1	9,724	59
Application of provisions		(17)
Established provision	586	8,952
Provision released
Integration Itau Corpbanca		1,019
Other changes	(214)	(289)
Balances as of December 31	$ 10,096	$ 9,724